Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer U.S. Government Trust))	0 Months Ended
Dec. 28, 2012
Barclays Capital US Government Bond Index
Average Annual Return:
1 Year	9.02%
5 Years	6.56%
10 Years	5.59%
Class A
Average Annual Return:
1 Year	2.36%
5 Years	4.35%
10 Years	4.45%
Inception Date	Aug. 16, 1985
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	0.99%
5 Years	2.66%
10 Years	2.77%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	1.72%
5 Years	2.72%
10 Years	2.80%
Class B
Average Annual Return:
1 Year	1.78%
5 Years	4.25%
10 Years	4.48%
Inception Date	Jul. 21, 1995
Class C
Average Annual Return:
1 Year	5.78%
5 Years	4.59%
10 Years	4.19%
Inception Date	Dec. 01, 1993
Class N
Average Annual Return:
1 Year	6.20%
5 Years	5.11%
10 Years	4.68%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	7.72%
5 Years	5.63%
10 Years	5.31%
Inception Date	May 18, 1998